FINANCE INCOME AND FINANCE EXPENSES	6 Months Ended
Jun. 30, 2024
Disclosure Of Finance Income And Expenses [Abstract]
FINANCE INCOME AND FINANCE EXPENSES	FINANCE INCOME AND FINANCE EXPENSES

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Foreign exchange gain	200	546	1,070	627
Interest income	30	60	104	79
Total finance income	230	606	1,174	706

Finance expense consists of the following:
Foreign exchange loss	2	303	153	730
Unwinding of deferred consideration	426	55	679	109
Interest expense on lease liabilities	55	44	89	87
Interest expense on borrowings	390	—	390	—
Other finance results	24	18	40	57
Total finance expenses	897	420	1,351	983
Net finance (expense) income	(667)	186	(177)	(277)
Foreign exchange gain and loss of the Group are comprised of translation gains of balances of monetary assets and liabilities denominated in currencies other than each entity’s functional currency, and related to loan, cash and cash equivalents and intercompany balances.

The unwinding of deferred consideration is mainly associated with the unwinding of the discount applied to the valuation of deferred consideration for the acquisition of BonusFinder and the Freebets.com Assets during the three and six months ended June 30, 2024. The unwinding of deferred consideration is directly associated with the unwinding of the discount applied to the valuation of deferred consideration for the acquisition of RotoWire and BonusFinder during the three and six months ended June 30, 2023.
The Group expects to incur financial expenses related to the deferred consideration payable in connection with the acquisition of the Freebets.com Assets until March 2025. The Group incurred financial expenses related to the deferred consideration related to BonusFinder through April 2024. The Group paid the final deferred consideration related to BonusFinder in April 2024.